ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jul. 31, 2021
Equity [Abstract]
Accumulated Other Comprehensive Income, Net of Income Taxes
The components of accumulated other comprehensive income, net of income taxes, are as follows:

	Foreign currency items	Pension items	Total
	(In thousands)
Accumulated other comprehensive income (loss) at July 31, 2020	$5,025	$(1,182)	$3,843
Foreign currency translation adjustment	4,737	—	4,737
Pension liability adjustments	—	(1,418)	(1,418)
Net current-period other comprehensive income (loss)	4,737	(1,418)	3,319
Accumulated other comprehensive income (loss) at July 31, 2021	$9,762	$(2,600)	$7,162

	Foreign currency items	Pension items	Unrealized gains (losses) on securities	Total
	(In thousands)
Accumulated other comprehensive income (loss) at July 31, 2019	$5,017	$(4,079)	$96	$1,034
Foreign currency translation adjustment	8	—	—	8
Net unrealized holding gain on securities	—	—	(96)	(96)
Pension liability adjustments	—	2,897	—	2,897
Net current-period other comprehensive income (loss)	8	2,897	(96)	2,809
Accumulated other comprehensive income (loss) at July 31, 2020	$5,025	$(1,182)	$—	$3,843